Other Receivables	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Other Receivables

Note 4– Other Receivables

	As of December 31,
	2025	2024
	(in thousands)
Prepaid expenses	$267	$463
Government institutions	70	76
Other receivables	10	133
	$347	$672

GALMED PHARMACEUTICALS LTD.

Notes to Consolidated Financial Statements